Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common shares	Additional paid-in capital	Subscription receivable	Retained earnings	Total
Balance at Sep. 30, 2018	$ 12,600	$ 2,731,273		$ 1,672,441	$ 4,416,314
Balance (in Shares) at Sep. 30, 2018	7,938,000
Net income				2,054,758	2,054,758
Balance at Sep. 30, 2019	$ 12,600	2,731,273		3,727,199	6,471,072
Balance (in Shares) at Sep. 30, 2019	7,938,000
Net income				1,011,555	1,011,555
Balance at Sep. 30, 2020	$ 12,600	2,731,273		4,738,754	7,482,627
Balance (in Shares) at Sep. 30, 2020	7,938,000
Net income				(1,084,313)	(1,084,313)
Share issues – transaction costs	$ 3,928	8,733,706	(200,000)		8,537,634
Share issues – transaction costs (in Shares)	2,474,843
Balance at Sep. 30, 2021	$ 16,528	$ 11,464,979	$ (200,000)	$ 3,654,441	$ 14,935,948
Balance (in Shares) at Sep. 30, 2021	10,412,843